Investment in Joint Ventures - Share of Results of Joint Ventures and Carrying Amount of Investment to Joint Ventures (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax	¥ (27,546)	$ (3,962)	¥ (95,985)	¥ (59,422)
Carrying amount of investments	154,703		151,095	227,120	$ 22,253
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax	(54,116)	(7,784)	(125,853)	(44,016)
Carrying amount of investments	488		22,821		70
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax	40,279	5,794	28,037	3,238
Carrying amount of investments	128,140		89,481		18,432
Guangxi Purem Yuchai Automotive Technology Co., Ltd [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax	(11,278)	(1,622)	1,377	(19,157)
Carrying amount of investments	20,377		31,655		2,931
Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Share of (loss)/profit of joint ventures, net of tax	(2,431)	$ (350)	454	¥ 513
Carrying amount of investments	¥ 5,698		¥ 7,138		$ 820